SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Millions		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses, Amount		$ (4,092,427)		$ (3,376,410)	$ (4,899,006)
Income tax computed at statutory income tax rate, Percent		16.50%	16.50%	16.50%	16.50%
Income tax computed at statutory income tax rate, Amount		$ (675,251)	$ 2	$ (557,108)	$ (808,336)
Effect of differences in income tax rates in other jurisdictions, Amount				14,019	(93,292)
Effect of true-up on NOL				(333,234)
Effect of change in valuation allowance				876,323	901,628
Effective income tax rate, Amount
Loss before income tax expenses, Percent	[1]	100.00%	100.00%
Effective income tax rate, Percent		0.00%	0.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses, Amount		$ 3,217		(514,861)	(2,137,632)
Income tax computed at statutory income tax rate, Percent		21.00%	21.00%
Effective income tax rate, Amount
Effect of differences in income tax rates in other jurisdictions, Percent		10.50%	10.50%
CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses, Amount		$ (1,374,397)		(259,757)	(37,875)
Effective income tax rate, Amount
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of change in valuation allowance		452,742
Non-taxable income, Amount		$ (3,735)
Non-taxable income, Percent		0.10%	0.10%
Effect of prior year true up, Percent		(11.10%)	(11.10%)
Income Tax Jurisdiction, Foreign [Member] | UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Effect of differences in income tax rates in other jurisdictions, Amount		$ 145
Effect of change in valuation allowance		$ 1,092
Effect of prior year true up, Percent		0.00%	0.00%
Effect of differences in income tax rates in other jurisdictions, Percent		0.00%	0.00%
Income Tax Jurisdiction, Foreign [Member] | CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Effect of differences in income tax rates in other jurisdictions, Amount		$ 225,007
Effect of differences in income tax rates in other jurisdictions, Percent		(5.50%)	(5.50%)

[1]	The borrowings from related parties were interest free and repayable on demand.